FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 3:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$3,486	$-	$3,486

Total financial assets	$-	$3,486	$-	$3,486

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$-	$-
Convertible bonds	25,353	-	-	25,353

Total financial liabilities	$25,353	$-	$-	$25,353

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,117	$-	$1,117

Total financial assets	$-	$1,117	$-	$1,117

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$2,507	$2,507
Derivative liabilities	-	84	-	84
Convertible bonds	29,526	-	-	29,526

Total financial liabilities	$29,526	$84	$2,507	$32,117

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the year ended December 31, 2016 and 2017:

Total fair value as of January 1, 2016	$43,978

Accretion and interest of payment obligation related to acquisition	$1,303
Settlements	(7,537)
Change to payment obligation as a result of working capital adjustment	309
Amendment to the merger agreement	(35,546)

Total fair value as of December 31, 2016	$2,507

Accretion and interest of payment obligation related to acquisition	$44
Settlements	(2,551)

Total fair value as of December 31, 2017	$-